ACQUISITION OF BUSINESSES - Infrastructure Services (Details) - Infrastructure services - USD ($) $ in Millions	May 27, 2022	Apr. 04, 2022
Scientific Games LLC
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary		100.00%
Goodwill recognised as of acquisition date		$ 1,200
Customer-related intangible assets recognised as of acquisition date		$ 2,800
Useful life measured as period of time, intangible assets other than goodwill		20 years
Brand-based intangible assets recognised as of acquisition date		$ 1,000
Software-based intangible assets recognised as of acquisition date		200
Net other assets recognised as of acquisition date		555
Acquisition-related costs		$ 16
Scientific Games LLC | Customer-related intangible assets
Disclosure of detailed information about business combination [line items]
Useful life measured as period of time, intangible assets other than goodwill		20 years
BHI Energy
Disclosure of detailed information about business combination [line items]
Proportion of voting rights held in subsidiary	100.00%
Goodwill recognised as of acquisition date	$ 257
Net other assets recognised as of acquisition date	90
Acquisition-related costs	8
Identifiable intangible assets recognised as of acquisition date	390
Goodwill expected to be deductible for tax purposes	$ 68
Brookfield Business Partners L.P. and Institutional Investors | Scientific Games LLC
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired		100.00%
Consideration transferred		$ 5,800
Brookfield Business Partners L.P. and Institutional Investors | BHI Energy
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%
Consideration transferred	$ 737